Annual Total Returns- JPMorgan SmartRetirement 2030 Fund (R2 R3 R4 R5 R6 Shares) [BarChart] - R2 R3 R4 R5 R6 Shares - JPMorgan SmartRetirement 2030 Fund - Class R2	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(4.52%)	16.68%	19.33%	7.16%	(1.78%)	5.64%	18.17%	(8.12%)	19.85%	11.89%